Employee Benefits - Summary of Different Categories of Employee Benefits of the Group Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employee benefits	€ 42,263	€ 29,347
Italian leaving indemnities (TFR)
Disclosure of defined benefit plans [line items]
Employee benefits	9,784	11,596
Other leaving indemnities
Disclosure of defined benefit plans [line items]
Employee benefits	15,237	16,073
Post-employment benefit
Disclosure of defined benefit plans [line items]
Employee benefits	5,280	590
Other long-term employee benefit
Disclosure of defined benefit plans [line items]
Employee benefits	1,362	561
Termination benefits
Disclosure of defined benefit plans [line items]
Employee benefits	366	396
Total defined benefit obligations
Disclosure of defined benefit plans [line items]
Employee benefits	32,029	29,216
Other long-term payables to employees
Disclosure of defined benefit plans [line items]
Employee benefits	€ 10,234	€ 131